Non-Current Liabilities - US Warrant Liability - Schedule of US Warrant Non-Current Liabilities (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2021 AUD ($) shares	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 AUD ($)	Jun. 30, 2019 AUD ($)
Disclosure of detailed information about warrant liability [line items]
Changes in fair value of US investor warrants	$ 8,663,013		$ (2,214,813)	$ (961,176)
Warrants exercised | shares	3,427,211
Exercise price of warrants | $ / shares		$ 2.49
Immutep received cash payment	$ 11,300,000	$ 8,530
Warrants remain unexercised at the reporting date | shares	206,507
July Two Thousand Seventeen Issued Warrants [member]
Disclosure of detailed information about warrant liability [line items]
Warrants fair value, Beginning balance	$ 949,600		3,164,413
Exercising of warrants			0
Changes in fair value of US investor warrants	8,663,013		(2,214,813)
Warrants fair value, Ending balance	722,966		$ 949,600	$ 3,164,413
July Two Thousand Seventeen Exercise Of Warrants [member]
Disclosure of detailed information about warrant liability [line items]
Exercising of warrants	$ (8,889,647)